Property, plant and equipment, net	12 Months Ended
Mar. 31, 2012
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	150,181	150,181	23,848
Leasehold improvements	42,715	42,783	6,794
Machineries	68,167	86,395	13,719
Motor vehicles	6,071	8,939	1,419
Furniture, fixtures and office equipment	23,098	27,500	4,367
Construction-in-progress	20,874	37,010	5,877
	311,106	352,808	56,024
Less: Accumulated depreciation	(60,758)	(84,946)	(13,489)
Total property, plant and equipment, net	250,348	267,862	42,535

To support the Group’s ongoing expansion, the Group made prepayments of RMB25,000 (US$3,970) in March 2012 to a third party for the purchase a property and its associated land use right in Guangdong province, and included such prepayments in construction-in-progress as of March 31, 2012. Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right is RMB100 million. The remaining RMB75,000 was fully paid as of June 30, 2012.

In addition, construction-in-progress also includes capital expenditure in respect of the construction of cord blood storage facilities in Beijing municipality and Guangdong province.

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Direct costs	12,057	11,790	13,481	2,141
Research and development	1,748	2,933	3,212	510
Sales and marketing	1,437	1,679	1,803	286
General and administrative	4,218	5,689	6,240	991
Total depreciation expense	19,460	22,091	24,736	3,928

As of March 31, 2011 and 2012, buildings with carrying value of RMB135,967 and RMB128,890 (US$20,467) were collateralized to bank for short-term bank loan of RMB45,000 (US$7,146) (Note 11).